Income Taxes (Components of Income Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Domestic And Foreign [Line Items]
Income (loss) before income taxes	$ 161,520	$ (146,292)
Current income tax expense	49,281	47,433
Deferred income tax expense (recovery)	17,841	2,315
Total Income Tax Expense	67,122	49,748
Canada
Income Tax Domestic And Foreign [Line Items]
Income (loss) before income taxes	108,289	127,991
Current income tax expense	44,894	43,669
Deferred income tax expense (recovery)	(7,921)	(7,489)
UNITED STATES
Income Tax Domestic And Foreign [Line Items]
Income (loss) before income taxes	53,231	(274,283)
Current income tax expense	4,387	3,764
Deferred income tax expense (recovery)	$ 25,762	$ 9,804